Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary Shares Class A		Ordinary Shares Class B	Additional paid-in capital	Accumulated losses	Accumulated other comprehensive (loss) income	Total
Balance at Mar. 31, 2022			[1]	$ 1	$ 4,785	$ (2,777)	$ (9)	$ 2,000
Balance (in Shares) at Mar. 31, 2022	[2]	3,960,000		8,040,000
Foreign currency translation adjustment							(8)	(8)
Net loss (income)						1,349		1,349
Balance at Mar. 31, 2023			[1]	$ 1	4,785	(1,428)	(17)	3,341
Balance (in Shares) at Mar. 31, 2023	[2]	3,960,000		8,040,000
Issuance of ordinary shares			[1]		6,313			6,313
Issuance of ordinary shares (in Shares)	[2]	2,000,000	[1]
Share based compensations			[1]		3,810			3,810
Share based compensations (in Shares)	[2]	1,500,000
Foreign currency translation adjustment							16	16
Net loss (income)						(4,556)		(4,556)
Balance at Mar. 31, 2024			[1]	$ 1	14,908	(5,984)	(1)	8,924
Balance (in Shares) at Mar. 31, 2024	[2]	7,460,000		8,040,000
Issuance of ordinary shares			[1]		1,000			1,000
Issuance of ordinary shares (in Shares)	[2]	500,000
Share based compensations		$ 1			3,311			3,312
Share based compensations (in Shares)	[2]	480,000
Foreign currency translation adjustment							33	33
Net loss (income)						(8,538)		(8,538)
Balance at Mar. 31, 2025		$ 1		$ 1	$ 19,219	$ (14,522)	$ 32	$ 4,731
Balance (in Shares) at Mar. 31, 2025	[2]	8,440,000		8,040,000

[1]	Less than US$1,000
[2]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 13)